Capital, Reserves and Warrants (Details)																12 Months Ended
	Sep. 19, 2024 USD ($) $ / shares shares	Dec. 15, 2023 CHF (SFr) SFr / shares shares	Dec. 07, 2023 USD ($)	Dec. 07, 2023 SFr / shares	Jul. 10, 2023 $ / shares shares	Jul. 10, 2023 SFr / shares shares	May 04, 2023	May 01, 2023 USD ($)	May 01, 2023 CHF (SFr) SFr / shares	Apr. 13, 2023 $ / shares	Apr. 13, 2023 SFr / shares	Feb. 04, 2023	Dec. 05, 2022 shares	Feb. 04, 2022 $ / shares shares	Feb. 04, 2022 SFr / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2022 USD ($) shares	Apr. 03, 2025	Oct. 31, 2023 $ / shares	Oct. 31, 2023 SFr / shares	Apr. 17, 2022 SFr / shares
Capital, Reserves and Warrants [Line Items]
Common shares, par value | SFr / shares																							SFr 4
Reverse share split																20:1	20:1
Par value increase per common share | $ / shares																$ 0.72
Reduction of share capital (in Dollars) | $
Public offering | shares	377,000				43,750	43,750
Pre-funded warrants | shares	5,178,556				511,806	511,806
Public offering price (in Dollars per share) | $ / shares					$ 9
Exercise price warrants | SFr / shares						SFr 8
Proceeds from the offering	$ 3,991,410																	5,000,000	SFr 4,444,445
Pre-funded warrants (in Dollars) | $																$ 1,767
Pre-funded warrants outstanding (in Dollars) | $																4,295,000
Pre-funded warrants gross proceeds (in Dollars) | $																4,000,000
Related transaction costs (in Dollars) | $																$ 664,618		$ 718,767
Fair value assumptions volatility		113.40%														99.60%	99.60%	107.34%	107.34%
Annual risk free rate		4.70%														3.62%	3.62%	4.25%	4.25%
Fair value of warrants issued (in Dollars) | $																		$ 4,660,306
Gross proceeds of shares from sales agreement (in Dollars) | $																$ 3,989,643		$ 5,000,427
Warrants granted | shares					36,113	36,113
Strike price (in Francs per share) | SFr / shares						SFr 10
Exercise period					5 years	5 years
Exercise price per warrants | shares																883,556	883,556	81,274	81,274
Conversion price | SFr / shares									SFr 28.4								SFr 8
Loan amount								$ 2,782,415	SFr 2,500,000
Bears interest rate percentage								10.00%	10.00%			10.00%									5.00%
Maturity date								22 months	22 months			May 31, 2023
Percentage of common shares owned								4.99%	4.99%
Percentage of additional principal amount							3.00%
Volume weighted average price							90.00%									13.30%	13.30%	15.80%	15.80%	13.70%
Aggregate cash payments (in Francs) | SFr																	SFr 387,045
Average price | shares																443,294	443,294
Average price per shares (in Francs per share) | SFr / shares																	SFr 5.07
Exercise price (in Francs per share) | SFr / shares																	SFr 30.76
Weighted average price percentage			90.00%
Revaluation gain from derivative financial instruments (in Dollars) | $																		$ 16,766		$ 472,389
Fair value warrants issued (in Francs) | SFr		SFr 165,041
Convertible loan (in Francs per share) | SFr / shares															SFr 5,000,000
Common shares | shares																2,832,299	2,832,299	491,258	491,258	45,536
Common Shares [Member]
Capital, Reserves and Warrants [Line Items]
Par value increase per common share | $ / shares																$ 0.002
Common shares | shares		81,274
Share issued | shares																4,662,080		1,477,785
Conversion price | $ / shares														$ 28.95
Common shares | shares																1,286,279	1,286,279
Conversion price (in Francs per share) | (per share)										$ 28.95	SFr 25.69
Top of range [member]
Capital, Reserves and Warrants [Line Items]
Fair value assumptions volatility		113.40%
Annual risk free rate		5.40%
Warrants maturity		2 years
Bottom of range [member]
Capital, Reserves and Warrants [Line Items]
Fair value assumptions volatility		115.00%
Annual risk free rate		4.70%
Warrants maturity		6 months
Public Offering Price [Member]
Capital, Reserves and Warrants [Line Items]
Public offering price (in Dollars per share) | $ / shares	$ 0.72
Special General Meeting [Member]
Capital, Reserves and Warrants [Line Items]
Common shares, par value | $ / shares																						$ 0.0001
HCW Sales Agreement [Member]
Capital, Reserves and Warrants [Line Items]
Share issued | shares																637,460
Gross proceeds of shares from sales agreement (in Dollars) | $																$ 1,660,000
A.G.P. Sales Agreement [Member]
Capital, Reserves and Warrants [Line Items]
Gross proceeds of shares from sales agreement (in Dollars) | $																		$ 5,100,000
Sale of common stock | shares																		104,147	104,147
Warrant Inducement Agreement [Member]
Capital, Reserves and Warrants [Line Items]
Common shares | shares																81,274	81,274
FiveT IM [Member]
Capital, Reserves and Warrants [Line Items]
Bears interest rate percentage														4.90%	4.90%
FiveT IM [Member] | Common Shares [Member]
Capital, Reserves and Warrants [Line Items]
Proceeds from yielding (in Dollars) | $			$ 614,896
FiveT Loan [Member]
Capital, Reserves and Warrants [Line Items]
Par value increase per common share | SFr / shares																								SFr 25.73
Common shares | shares														217,051	217,051
Lincoln Park Capital Fund, LLC [Member]
Capital, Reserves and Warrants [Line Items]
Common shares | shares													10,000,000
Share issued | shares													2,500					17,500
Gross proceeds of shares from sales agreement (in Dollars) | $																		$ 854,475
Purchase Agreement [Member]
Capital, Reserves and Warrants [Line Items]
Gross proceeds of shares from sales agreement (in Dollars) | $																$ 1,720,930
CHF [Member]
Capital, Reserves and Warrants [Line Items]
Fair value of warrants issued (in Dollars) | $																$ 5,573,321
Exercise price (in Francs per share) | SFr / shares				SFr 6.656
Conversion price (in Francs per share) | SFr / shares		SFr 6.656
Warrants [Member]
Capital, Reserves and Warrants [Line Items]
Common shares | shares	5,555,556
Exercise price warrants | $ / shares	$ 0.72
Share issued | shares		81,274
Warrants exercised (in Dollars per share) | $ / shares																		$ 112,597
Exercise price per warrants | shares																555,556	555,556
Warrants [Member] | USD [Member]
Capital, Reserves and Warrants [Line Items]
Revaluation gain from derivative financial instruments (in Dollars) | $			$ 16,768
Common Warrants Shares [Member]
Capital, Reserves and Warrants [Line Items]
Common shares | shares	5,555,556				555,556	555,556
Exercise price warrants | $ / shares	$ 0.72
Pre-funded warrants [Member]
Capital, Reserves and Warrants [Line Items]
Pre-funded warrants (in Dollars) | $																$ 883,556
Share Premium [Member]
Capital, Reserves and Warrants [Line Items]
Reduction of share capital (in Dollars) | $																		$ 3,205,657
Gross proceeds of shares from sales agreement (in Dollars) | $																3,988,889		$ 3,838,827
Share Premium [Member] | Common Shares [Member]
Capital, Reserves and Warrants [Line Items]
Share issued | shares													2,500
Share Premium [Member] | Top of range [member]
Capital, Reserves and Warrants [Line Items]
Reduction of share capital (in Dollars) | $																3,450,605
Share Premium [Member] | Bottom of range [member]
Capital, Reserves and Warrants [Line Items]
Reduction of share capital (in Dollars) | $																$ 2,956